TAXES PAYABLE	12 Months Ended
Dec. 31, 2017
TAXES PAYABLE
TAXES PAYABLE

NOTE 16 — TAXES PAYABLE

	2017	2016
Payroll charges	75,752	89,763
ICMS (state VAT)	37,444	43,915
COFINS (tax on revenue)	5,411	8,470
IPI (federal VAT)	17,305	13,864
IVA (value-added tax) and others	148,189	185,178

	284,101	341,190